STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Details Narrative) - USD ($)																										3 Months Ended		12 Months Ended
	Mar. 31, 2023	Feb. 10, 2023	Jan. 04, 2023	Jan. 01, 2023	Oct. 28, 2022	Aug. 01, 2022	Apr. 11, 2022	Apr. 01, 2022	Feb. 18, 2022	Jan. 10, 2022	Jan. 10, 2022	Dec. 03, 2021	Nov. 20, 2021	Oct. 01, 2021	Aug. 02, 2021	Aug. 01, 2021	Jul. 01, 2021	Jun. 15, 2021	May 01, 2021	Apr. 22, 2021	Apr. 01, 2021	Feb. 02, 2021	Jan. 15, 2021	Jan. 02, 2021	Jan. 19, 2010	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued value		$ 50,000	$ 30,000																									$ 45,840	$ 148,070
Common stock granted exercise price																											$ 0.25	$ 0.26
Share-Based Payment Arrangement, Noncash Expense																										$ 13,600	$ 22,400	$ 178,382	582,862
Options exercisable, weighted-average remaining estimated life																										1 year 29 days		11 months 26 days
Options exercisable, intrinsic value	$ 84,060																									$ 84,060		$ 114,519
Stock option exercises																										$ 0	$ 0	$ 0	0
Stock Plan 2010 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock granted, value																							$ 765,408
Number of common stock awarded not issued																							3,189,200
Common stock granted exercise price													$ 0.24										$ 0.24
Share cancelled by expiration													1,083,400
Stock Plan 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share cancelled by expiration																												144,000
Share based compensation																												$ 228,407	557,422
Share-Based Payment Arrangement, Noncash Expense																													$ 14,445
Number of shares available for grant																												18,729,292
Medical Advisory Board [Member] | Stock Plan 2010 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock granted, value																								$ 2,400
Number of common stock awarded not issued																								10,000
Common stock granted exercise price																								$ 0.24
Medical Advisory Board [Member] | Stock Plan 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock granted, value								$ 1,730								$ 45	$ 10		$ 7,650		$ 1,700	$ 6,750
Number of common stock awarded not issued								10,000								45,000	10,000		45,000		10,000	45,000
Common stock granted exercise price								$ 0.173									$ 0.001				$ 0.17
Price per share																$ 0.001			$ 0.19			$ 0.20
14 Board Manager & Medical Advisory Board Member & Consultant [Member] | Stock Plan 2010 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common stock awarded not issued																							227,800
Audit Committee [Member] | Stock Plan 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock granted, value																					$ 15,300
Number of common stock awarded not issued																					90,000
Common stock granted exercise price																					$ 0.17
Consultant [Member] | Stock Plan 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock granted, value												$ 95,000	$ 7,594					$ 450		$ 25,500
Number of common stock awarded not issued												322,580	3,597,529					450,000		150,000
Common stock granted exercise price												$ 0.2945	$ 0.0021					$ 0.001		$ 0.17
Board Member [Member] | Stock Plan 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock granted, value														$ 170			$ 90
Number of common stock awarded not issued														170,000			90,000
Common stock granted exercise price														$ 0.001			$ 0.001
Investment Banker [Member] | Stock Plan 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock granted, value															$ 699
Number of common stock awarded not issued															699,000
Common stock granted exercise price															$ 0.001
Four Board [Member] | Stock Plan 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock granted, value					$ 33,292	$ 26,240		$ 12,110			$ 6,400
Number of common stock awarded not issued					82,000	82,000		70,000			40,000
Common stock granted exercise price					$ 0.406	$ 0.32		$ 0.173			$ 0.16
Two Consultant [Member] | Stock Plan 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock granted, value									$ 16,000
Number of common stock awarded not issued									100,000
Common stock granted exercise price									$ 0.16
Three Consultant [Member] | Stock Plan 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock granted, value							$ 43,250
Number of common stock awarded not issued							250,000
Common stock granted exercise price							$ 0.173
Four Board Members [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common stock awarded not issued																										60,000
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding number of shares	476,000																									476,000	668,000	524,000	668,000	533,000
Number of stock granted, value													$ 260,016
Number of common stock awarded not issued																													135,000
Share cancelled by expiration																										48,000		144,000
Stock Plan 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock awards stock appreciation rights percentage																							15.00%
Options outstanding number of shares																												668,000
Share based compensation																										$ 13,600	$ 22,400
Number of shares available for grant	19,850,071																									19,850,071
Stock Plan 2021 [Member] | Four Board Members [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock granted, value	$ 12,750			$ 38,400						$ 6,400
Number of common stock awarded not issued	30,000			80,000						40,000
Common stock granted exercise price	$ 0.425			$ 0.48						$ 0.16
Stock Plan 2021 [Member] | Advisory Board Members [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock granted, value	$ 850			$ 960
Number of common stock awarded not issued	2,000			2,000
Common stock granted exercise price	$ 0.425			$ 0.48
Stock Plan 2021 [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock granted, value																							$ 43,919					$ 367,400
Shares issued at the time of award, shares																												1,669,000
Stock Plan 2010 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding number of shares																													533,000
Number of stock granted, value																							$ 765,408
Number of common stock awarded not issued																							3,189,200
Common stock granted exercise price																							$ 0.24
Stock Plan 2010 [Member] | Medical Advisory Board [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock granted, value																								$ 2,400
Number of common stock awarded not issued																								10,000
Common stock granted exercise price																								$ 0.24
Stock Plan 2010 [Member] | 14 Board Manager & Medical Advisory Board Member & Consultant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common stock awarded not issued																							227,800
Stock Plan 2010 [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock granted, value																													$ 275,603
Shares issued at the time of award, shares																													11,002,000
Stock issued value																													$ 1,075,358
Two Thousand Ten Stock Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock awards stock appreciation rights percentage																									15.00%